Vessels, Net	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Vessel, Net

4.        Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2014	$1,012,604	$(157,404)	$855,200
Transfer from Advances for vessel acquisitions and vessels under construction	148,307	—	148,307
Depreciation expense	—	(43,084)	(43,084)
Balance, December 31, 2014	$1,160,911	$(200,488)	$960,423
Transfer from Advances for vessel acquisitions and vessels under construction	119,520	—	119,520
Impairment loss	(12,899)	—	(12,899)
Transfer to Assets held for sale	(42,775)	11,025	(31,750)
Depreciation expense	—	(47,133)	(47,133)
Balance, December 31, 2015	$1,224,757	$(236,596)	$988,161

Transfer from Advances for vessel acquisitions and vessels under construction represents advances paid in respect of the acquisition of second hand vessels and newbuild vessels which were under construction and delivered to the Company. For the periods presented, the Company accepted delivery of the following vessels:

  During the year ended December 31, 2014: Lake Despina (Hull 8126), Kypros Land (Hull 1659), Kypros Sea (Hull 1660)and Kypros Unity (Hull 821); and

  During the year ended December 31, 2015: Kypros Bravery (Hull 822), Kypros Sky (Hull 1689), Kypros Loyalty (Hull 827) and Pedhoulas Cherry (Hull 1148).

Transfer to Assets held for sale during the year ended December 31, 2015 relates to the vessels Stalo and Kypros Unity. As discussed in Notes 3 and 6, on the date of the formation of the Special Committee, vessels Stalo and Kypros Unity met all the criteria for classification as assets held for sale and were recorded at the lower of their carrying amounts and their fair value less costs to sell. The resulting non-cash impairment loss of $12,899 is included under impairment loss in the accompanying consolidated statements of operations. The fair value of each vessel was based on the Company's best estimate of the fair value of each vessel on a charter free basis, and were supported by vessel valuations obtained from independent third party shipbrokers.

As of December 31, 2015, 35 vessels, including vessel Kypros Unity, with a carrying value of $1,009,911 have been provided as collateral to secure the Company's bank loans as discussed in Note 7.